ACQUISITION OF MORNING STAR (Tables)	12 Months Ended
Dec. 31, 2025
Morning Star
ACQUISITION OF MORNING STAR
Schedule of fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets

August 22,
2023
Net tangible assets	$420
Technologies (1)	13,972
Goodwill	38,201
Deferred tax liabilities	(3,493)
Total purchase consideration	$49,100
(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on August 22, 2023.
(2)	The technologies are primarily related to design and manufacture of electric vehicles. The useful lives of these technologies of 6.3 years.